UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Swiss Reinsurance Company Ltd
Address:  Mythenquai 50/60
          8022 Zurich, Switzerland


13F File Number: 28-00472

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christian Nebauer
Title:   Director
Phone:   +41 43 285 7974
Signature, Place, Date of Signing:

   Christian Nebauer  Zurich, Switzerland    March 17, 2011

The investment manager filing this report is deemed to have investment discretion with respect to positions in Section
13(f) securities over which the investment manager itself exercises investment discretion as well as positions in
Section 13(f) Securities over which its subsidiaries, Swiss Re Financial Services Corporation (SRFSC) and
Swiss Re Financial Products Corporation (SRFPC), exercise investment discretion. Both SRFSC and SRFPC have previously filed Form 13F Holdings Reports for fourth quarter 2010, and will be filing Form 13F Notice Filings amending their respective Form 13F Holdings Reports for fourth quarter 2010 and such Form 13F Notice Filings will list Swiss Reinsurance Company Ltd as the investment manager reporting for SRFSC and SRFPC. For consistency purposes, although SRFSC did not exceed the $100 million threshold and therefore is not required to be included as an Other Included Manager on this Form 13F, because SRFSC has filed a Form 13F Notice Filing that amends SRFSCs Form 13F Holdings Report for fourth quarter 2010, SRFSC has been included as an Other Included Manager on this Form
13F Holdings Report. Additionally, SRFPC included positions over which investment discretion had been delegated to a third party manager on its Form 13F Holdings Report for fourth quarter 2010. This Form 13F attributes to SRFPC only those positions over which SRFPC exercised investment discretion.

Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                           FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: $433,600
					(in thousands)

List of Other Included Managers:

No.	Form 13F File Number	Name
01	28-10534		Swiss Re Financial Services Corporation
02	28-11927		Swiss Re Financial Products Corporation

                                                        FORM 13F INFORMATION TABLE
                                                     VALUE    SHARES/   SH/ PUT/   INVSTMT      OTHER          VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS  CUSIP    (x$1000)  PRN AMT   PRN  CALL  DSCRETN     MANAGERS     SOLE    SHARED   NONE
........................... .............. ......... ......... ......... .......... ........ ............ ........ ........ ......
SPDR S&P 500 ETF TRUST    COM    	  78462F103  000146122 001162000 SH	    SOLE     	  	  001162000	  0	  0
MATERIALS SELECT SPDR     COM    	  81369Y100  000010371 000270000 SH	    SOLE     		  000270000	  0	  0
HEALTH CARE SELECT SPDR   COM		  81369Y209  000020160 000640000 SH	    SOLE     		  000640000	  0	  0
CONSUMER STAPLES SEL SPDR COM		  81369Y308  000020517 000700000 SH	    SOLE     	 	  000700000	  0	  0
ENERGY SELECT SPDR 	  COM		  81369Y506  000010238 000150000 SH	    SOLE     		  000150000	  0	  0
AMEX-INDUSTRIAL SEL SPRD  COM		  81369Y704  000010461 000300000 SH	    SOLE     		  000300000	  0	  0
CIT GROUP                 COM    	  125581801  000000754 000016000 SH	    Defined  01		  000016000	  0	  0
KKR & CO LP               COM    	  48248M102  000062528 004403352 SH	    Defined  01		  004403352	  0	  0
NEW STAR FINANCIAL INC    COM    	  65251F105  000031710 003000000 SH	    Defined  01		  003000000	  0	  0
CHINA HYDROELECTRIC CORP  SPONSORED ADR	  16949D101  000024915 003371502 SH	    Defined  02		  003371502	  0	  0
SPDR S&P MIDCAP 400 ETF   COM    	  78467Y107  000024702 000150000 SH	PUT Defined  02		  000150000	  0	  0
ISHARES TR	  	  MSCI EAFE IDX	  464287465  000082142 001410900 SH	    Defined  02		  001410900	  0	  0